Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Assets [Abstract]
Foreign Currency Forwards	$ 2,357,500	$ 909,793
Put Options - Prisma Medios de Pago S.A	685,000
Interest Rate Swaps	4,536
TOTAL	$ 3,047,036	$ 909,793